Stockholders' Deficit - Series D Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Sep. 28, 2015	May 18, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance of preferred stock					$ 5,819	$ 8,549
Preferred Stock, shares outstanding					0	0
Series D Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, shares outstanding						1,340,865
Series D Preferred Stock [Member] | Payment in Kind (PIK) Note [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares converted	3,001,526	514,321
Series D Preferred Stock [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares issued			85,000	195,122
Gross proceeds from issuance of preferred stock			$ 800	$ 1,900